Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	1,606	$ 313,363
Curtiss-Wright Corp.	435	79,892
HEICO Corp.	866	153,230
Hexcel Corp.	824	62,641
Woodward, Inc.	807	95,960
		$ 705,086
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	287	$ 27,078
Expeditors International of Washington, Inc.	3,055	370,052
FedEx Corp.	371	91,971
GXO Logistics, Inc.(1)	1,152	72,369
United Parcel Service, Inc., Class B	4,756	852,513
		$1,413,983
Automobile Components — 0.1%
Aptiv PLC(1)	4,450	$454,301
Visteon Corp.(1)	576	82,719
		$537,020
Automobiles — 2.7%
Tesla, Inc.(1)	50,544	$13,230,903
		$13,230,903
Banks — 0.0%(2)
First Financial Bankshares, Inc.	1,241	$35,356
		$35,356
Beverages — 1.9%
Celsius Holdings, Inc.(1)	922	$137,553
Coca-Cola Co. (The)	50,831	3,061,043
Coca-Cola Consolidated, Inc.	111	70,598
Keurig Dr Pepper, Inc.	8,831	276,145
Monster Beverage Corp.(1)	18,938	1,087,799
PepsiCo, Inc.	25,129	4,654,394
		$9,287,532
Biotechnology — 3.1%
AbbVie, Inc.	35,468	$4,778,604
Alkermes PLC(1)	838	26,229
Alnylam Pharmaceuticals, Inc.(1)	2,868	544,748
Amgen, Inc.	5,349	1,187,585
Biogen, Inc.(1)	1,343	382,553
BioMarin Pharmaceutical, Inc.(1)	4,320	374,458
Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.(1)	1,080	$ 68,256
Denali Therapeutics, Inc.(1)	2,500	73,775
Exact Sciences Corp.(1)	2,486	233,435
Exelixis, Inc.(1)	8,005	152,976
Gilead Sciences, Inc.	7,868	606,387
Halozyme Therapeutics, Inc.(1)	3,520	126,966
Horizon Therapeutics PLC(1)	5,392	554,567
Incyte Corp.(1)	4,377	272,468
Ionis Pharmaceuticals, Inc.(1)	361	14,812
Moderna, Inc.(1)	7,606	924,129
Neurocrine Biosciences, Inc.(1)	1,940	182,942
Regeneron Pharmaceuticals, Inc.(1)	2,418	1,737,430
Sarepta Therapeutics, Inc.(1)	1,492	170,864
Seagen, Inc.(1)	2,068	398,007
United Therapeutics Corp.(1)	723	159,602
Vertex Pharmaceuticals, Inc.(1)	5,871	2,066,064
		$15,036,857
Broadline Retail — 4.4%
Amazon.com, Inc.(1)	162,105	$21,132,008
eBay, Inc.	9,371	418,790
Etsy, Inc.(1)	2,461	208,225
		$21,759,023
Building Products — 0.8%
A.O. Smith Corp.	3,163	$230,203
AAON, Inc.	1,140	108,083
Advanced Drainage Systems, Inc.	1,665	189,444
Allegion PLC	2,115	253,842
AZEK Co., Inc. (The)(1)	2,377	71,999
Carlisle Cos., Inc.	1,487	381,460
Carrier Global Corp.	7,330	364,374
Fortune Brands Innovations, Inc.	417	30,003
Johnson Controls International PLC	17,144	1,168,192
Lennox International, Inc.	724	236,075
Masco Corp.	2,743	157,393
Simpson Manufacturing Co., Inc.	1,052	145,702
Trane Technologies PLC	3,114	595,584
Trex Co., Inc.(1)	1,652	108,305
UFP Industries, Inc.	250	24,263
Zurn Elkay Water Solutions Corp., Class C	2,640	70,990
		$4,135,912
Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,406	$467,017
Ares Management Corp., Class A	5,373	517,689

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.	998	$ 689,758
Blackstone, Inc.	20,350	1,891,939
Blue Owl Capital, Inc.	16,216	188,916
Cboe Global Markets, Inc.	3,933	542,793
Charles Schwab Corp. (The)	11,519	652,897
Coinbase Global, Inc., Class A(1)	6,403	458,135
Evercore, Inc., Class A	475	58,705
FactSet Research Systems, Inc.	796	318,917
Focus Financial Partners, Inc., Class A(1)	2,207	115,890
Hamilton Lane, Inc., Class A	720	57,586
Houlihan Lokey, Inc.	1,418	139,404
Interactive Brokers Group, Inc., Class A	1,107	91,958
Intercontinental Exchange, Inc.	14,802	1,673,810
KKR & Co., Inc.	21,334	1,194,704
LPL Financial Holdings, Inc.	2,520	547,924
MarketAxess Holdings, Inc.	782	204,430
Moody's Corp.	3,274	1,138,435
Morningstar, Inc.	576	112,936
MSCI, Inc.	1,531	718,483
Nasdaq, Inc.	8,745	435,938
S&P Global, Inc.	6,571	2,634,248
SEI Investments Co.	4,109	244,979
T. Rowe Price Group, Inc.	1,390	155,708
Tradeweb Markets, Inc., Class A	3,708	253,924
		$15,507,123
Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,774	$1,130,426
Ashland, Inc.	63	5,475
Axalta Coating Systems, Ltd.(1)	3,331	109,290
Balchem Corp.	815	109,870
Ecolab, Inc.	4,062	758,335
Element Solutions, Inc.	1,598	30,682
FMC Corp.	1,272	132,721
International Flavors & Fragrances, Inc.	1,078	85,798
Livent Corp.(1)	4,824	132,322
PPG Industries, Inc.	2,559	379,500
Sherwin-Williams Co. (The)	5,604	1,487,974
		$4,362,393
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A(1)	1,063	$96,148
Cintas Corp.	1,557	773,954
Clean Harbors, Inc.(1)	724	119,047
Copart, Inc.(1)	9,060	826,363
MSA Safety, Inc.	784	136,385
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	2,775	$ 425,047
Rollins, Inc.	5,163	221,131
Stericycle, Inc.(1)	435	20,201
Tetra Tech, Inc.	815	133,448
Waste Management, Inc.	6,220	1,078,672
		$ 3,830,396
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	4,731	$ 766,706
Ciena Corp.(1)	2,975	126,408
Cisco Systems, Inc.	39,612	2,049,525
F5, Inc.(1)	1,213	177,413
Juniper Networks, Inc.	1,587	49,721
Lumentum Holdings, Inc.(1)(3)	1,397	79,252
Motorola Solutions, Inc.	3,155	925,298
Viasat, Inc.(1)	1,320	54,463
		$4,228,786
Construction & Engineering — 0.2%
AECOM	671	$56,827
Comfort Systems USA, Inc.	696	114,283
EMCOR Group, Inc.	284	52,477
MasTec, Inc.(1)	680	80,220
Quanta Services, Inc.	3,033	595,833
Valmont Industries, Inc.	276	80,330
WillScot Mobile Mini Holdings Corp.(1)	3,816	182,367
		$1,162,337
Construction Materials — 0.3%
Summit Materials, Inc., Class A(1)	745	$28,198
Vulcan Materials Co.	5,693	1,283,430
		$1,311,628
Consumer Finance — 0.3%
American Express Co.	8,233	$1,434,189
Credit Acceptance Corp.(1)	194	98,538
FirstCash Holdings, Inc.	565	52,731
SoFi Technologies, Inc.(1)	8,773	73,167
		$1,658,625
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.(1)	250	$15,753
Casey's General Stores, Inc.	121	29,509
Costco Wholesale Corp.	6,976	3,755,739
Dollar General Corp.	2,459	417,489
Dollar Tree, Inc.(1)	1,948	279,538

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.(1)	955	$ 35,077
Target Corp.	951	125,437
Walmart, Inc.	7,133	1,121,165
		$ 5,779,707
Containers & Packaging — 0.1%
AptarGroup, Inc.	635	$ 73,571
Avery Dennison Corp.	1,038	178,328
Ball Corp.	6,436	374,640
Crown Holdings, Inc.	137	11,901
Graphic Packaging Holding Co.	1,323	31,792
Sealed Air Corp.	470	18,800
Silgan Holdings, Inc.	725	33,995
		$723,027
Distributors — 0.1%
Genuine Parts Co.	120	$20,307
Pool Corp.	731	273,862
		$294,169
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,078	$99,661
Duolingo, Inc.(1)	501	71,613
H&R Block, Inc.	3,168	100,964
Service Corp. International	1,324	85,517
		$357,755
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.	1,662	$103,243
		$103,243
Electric Utilities — 0.3%
Constellation Energy Corp.	2,576	$235,833
NextEra Energy, Inc.	13,742	1,019,656
NRG Energy, Inc.	4,702	175,808
PNM Resources, Inc.	745	33,599
Xcel Energy, Inc.	294	18,278
		$1,483,174
Electrical Equipment — 0.9%
Acuity Brands, Inc.	158	$25,767
AMETEK, Inc.	5,282	855,050
Atkore, Inc.(1)	770	120,074
Eaton Corp. PLC	5,143	1,034,257
Emerson Electric Co.	6,620	598,382
EnerSys	580	62,941
Security	Shares	Value
Electrical Equipment (continued)
Generac Holdings, Inc.(1)	1,574	$ 234,731
Hubbell, Inc.	1,008	334,212
nVent Electric PLC	1,782	92,076
Plug Power, Inc.(1)(3)	2,000	20,780
Regal Rexnord Corp.	191	29,395
Rockwell Automation, Inc.	2,315	762,677
Sensata Technologies Holding PLC	956	43,010
		$ 4,213,352
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	947	$105,543
Amphenol Corp., Class A	14,482	1,230,246
Badger Meter, Inc.	744	109,785
Belden, Inc.	520	49,738
CDW Corp.	1,689	309,931
Cognex Corp.	3,885	217,638
Coherent Corp.(1)	1,798	91,662
Corning, Inc.	6,269	219,666
Insight Enterprises, Inc.(1)	170	24,878
IPG Photonics Corp.(1)	584	79,319
Jabil, Inc.	420	45,331
Keysight Technologies, Inc.(1)	4,441	743,645
Littelfuse, Inc.	572	166,629
National Instruments Corp.	2,197	126,108
Novanta, Inc.(1)	956	175,999
Teledyne Technologies, Inc.(1)	770	316,555
Trimble, Inc.(1)	4,285	226,848
Zebra Technologies Corp., Class A(1)	1,018	301,155
		$4,540,676
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)(3)	3,181	$13,996
Electronic Arts, Inc.	4,822	625,414
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,195	148,426
Live Nation Entertainment, Inc.(1)	2,663	242,626
Madison Square Garden Sports Corp.	275	51,714
Netflix, Inc.(1)	8,429	3,712,890
ROBLOX Corp., Class A(1)	8,648	348,514
Roku, Inc.(1)	2,458	157,214
Take-Two Interactive Software, Inc.(1)	1,669	245,610
Walt Disney Co. (The)(1)	18,121	1,617,843
Warner Music Group Corp., Class A	1,813	47,301
		$7,211,548
Financial Services — 3.7%
Affirm Holdings, Inc.(1)	4,214	$64,601

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Block, Inc., Class A(1)	10,743	$ 715,161
Euronet Worldwide, Inc.(1)	500	58,685
Fiserv, Inc.(1)	11,152	1,406,825
Jack Henry & Associates, Inc.	1,405	235,099
Mastercard, Inc., Class A	16,198	6,370,673
PayPal Holdings, Inc.(1)	21,580	1,440,033
Shift4 Payments, Inc., Class A(1)	1,117	75,855
Toast, Inc., Class A(1)(3)	6,377	143,929
Visa, Inc., Class A	31,187	7,406,289
WEX, Inc.(1)	699	127,267
		$18,044,417
Food Products — 0.8%
Campbell Soup Co.	1,425	$65,137
Darling Ingredients, Inc.(1)	3,552	226,582
Flowers Foods, Inc.	1,300	32,344
General Mills, Inc.	4,684	359,263
Hershey Co. (The)	3,729	931,131
Hormel Foods Corp.	1,507	60,611
JM Smucker Co. (The)	340	50,208
Kellogg Co.	2,458	165,669
Lamb Weston Holdings, Inc.	3,043	349,793
Lancaster Colony Corp.	423	85,061
McCormick & Co., Inc.	3,730	325,368
Mondelez International, Inc., Class A	13,871	1,011,751
Simply Good Foods Co. (The)(1)	2,462	90,085
		$3,753,003
Gas Utilities — 0.0%(2)
Southwest Gas Holdings, Inc.	615	$39,145
UGI Corp.	3,344	90,187
		$129,332
Ground Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	1,386	$250,908
Landstar System, Inc.	515	99,158
Old Dominion Freight Line, Inc.	1,898	701,785
Saia, Inc.(1)	587	200,995
Union Pacific Corp.	6,928	1,417,607
		$2,670,453
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	32,040	$3,493,001
Align Technology, Inc.(1)	1,559	551,325
Baxter International, Inc.	11,095	505,488
Becton Dickinson and Co.	5,561	1,468,160
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(1)	32,058	$ 1,734,017
CONMED Corp.	461	62,645
Cooper Cos., Inc. (The)	1,182	453,214
DENTSPLY SIRONA, Inc.	2,845	113,857
DexCom, Inc.(1)	8,483	1,090,150
Edwards Lifesciences Corp.(1)	13,358	1,260,060
Envista Holdings Corp.(1)	233	7,885
GE HealthCare Technologies, Inc.	8,328	676,567
Globus Medical, Inc., Class A(1)	1,635	97,348
Haemonetics Corp.(1)	1,167	99,358
Hologic, Inc.(1)	5,741	464,849
ICU Medical, Inc.(1)	253	45,082
IDEXX Laboratories, Inc.(1)	1,866	937,161
Inari Medical, Inc.(1)	1,128	65,582
Inspire Medical Systems, Inc.(1)	699	226,923
Insulet Corp.(1)	1,642	473,454
Intuitive Surgical, Inc.(1)	7,957	2,720,817
Lantheus Holdings, Inc.(1)	1,549	129,992
Masimo Corp.(1)	1,127	185,448
Medtronic PLC	7,708	679,075
Merit Medical Systems, Inc.(1)	1,308	109,401
Neogen Corp.(1)	2,495	54,266
Novocure, Ltd.(1)	1,190	49,385
Penumbra, Inc.(1)	762	262,174
QuidelOrtho Corp.(1)	1,125	93,218
ResMed, Inc.	3,424	748,144
Shockwave Medical, Inc.(1)	879	250,875
STERIS PLC	2,330	524,203
Stryker Corp.	7,743	2,362,312
Teleflex, Inc.	684	165,549
Zimmer Biomet Holdings, Inc.	4,573	665,829
		$22,826,814
Health Care Providers & Services — 0.4%
AMN Healthcare Services, Inc.(1)	892	$97,335
Chemed Corp.	371	200,960
DaVita, Inc.(1)	535	53,751
Elevance Health, Inc.	1,045	464,283
Encompass Health Corp.	400	27,084
Ensign Group, Inc. (The)	949	90,592
HealthEquity, Inc.(1)	780	49,249
Henry Schein, Inc.(1)	1,040	84,344
Humana, Inc.	842	376,483
Laboratory Corp. of America Holdings	955	230,470
Molina Healthcare, Inc.(1)	694	209,061
Option Care Health, Inc.(1)	1,000	32,490
Progyny, Inc.(1)	1,785	70,222

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	1,058	$ 148,713
R1 RCM, Inc.(1)	3,198	59,003
		$ 2,194,040
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)(3)	2,138	$ 72,735
Veeva Systems, Inc., Class A(1)	2,684	530,707
		$ 603,442
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	7,486	$959,406
Aramark	2,112	90,922
Booking Holdings, Inc.(1)	714	1,928,036
Chipotle Mexican Grill, Inc.(1)	696	1,488,744
Choice Hotels International, Inc.(3)	632	74,273
Darden Restaurants, Inc.	1,031	172,259
Domino's Pizza, Inc.	891	300,258
Expedia Group, Inc.(1)	2,926	320,075
Hilton Grand Vacations, Inc.(1)	600	27,264
Hilton Worldwide Holdings, Inc.	5,264	766,175
Hyatt Hotels Corp., Class A	134	15,354
Marriott International, Inc., Class A	4,216	774,437
Marriott Vacations Worldwide Corp.	193	23,685
Planet Fitness, Inc., Class A(1)	1,831	123,483
Starbucks Corp.	24,546	2,431,527
Texas Roadhouse, Inc.	1,282	143,943
Vail Resorts, Inc.	324	81,570
Wendy's Co. (The)	2,270	49,372
Wingstop, Inc.	750	150,120
Wyndham Hotels & Resorts, Inc.	328	22,491
Yum! Brands, Inc.	7,104	984,259
		$10,927,653
Household Durables — 0.2%
D.R. Horton, Inc.	1,811	$220,380
NVR, Inc.(1)	61	387,388
Tempur Sealy International, Inc.	2,854	114,360
TopBuild Corp.(1)	491	130,616
Whirlpool Corp.	265	39,429
		$892,173
Household Products — 1.5%
Church & Dwight Co., Inc.	4,561	$457,149
Clorox Co. (The)	2,311	367,542
Colgate-Palmolive Co.	14,606	1,125,246
Kimberly-Clark Corp.	2,492	344,046
Security	Shares	Value
Household Products (continued)
Procter & Gamble Co. (The)	34,349	$ 5,212,117
		$ 7,506,100
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,622	$ 178,734
Ormat Technologies, Inc.(3)	888	71,449
		$ 250,183
Insurance — 2.0%
Allstate Corp. (The)	5,292	$ 577,040
Arch Capital Group, Ltd.(1)	5,499	411,600
Assurant, Inc.	150	18,858
Brown & Brown, Inc.	3,780	260,215
Cincinnati Financial Corp.	5,765	561,050
Erie Indemnity Co., Class A	718	150,787
Everest Re Group, Ltd.	695	237,593
Globe Life, Inc.	600	65,772
Kinsale Capital Group, Inc.	822	307,592
Markel Group, Inc.(1)	489	676,375
Marsh & McLennan Cos., Inc.	11,628	2,186,994
Primerica, Inc.	612	121,029
Progressive Corp. (The)	15,646	2,071,061
Prudential Financial, Inc.	13,063	1,152,418
RenaissanceRe Holdings, Ltd.	655	122,171
RLI Corp.	1,197	163,355
Ryan Specialty Holdings, Inc.(1)	3,471	155,813
Selective Insurance Group, Inc.	778	74,649
W.R. Berkley Corp.	1,801	107,268
White Mountains Insurance Group, Ltd.	94	130,557
Willis Towers Watson PLC	1,287	303,088
		$9,855,285
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(1)	185,086	$22,154,794
Pinterest, Inc., Class A(1)	11,300	308,942
Snap, Inc., Class A(1)	15,984	189,251
ZoomInfo Technologies, Inc., Class A(1)	6,036	153,254
		$22,806,241
IT Services — 2.1%
Accenture PLC, Class A	12,727	$3,927,298
Akamai Technologies, Inc.(1)	3,049	274,014
Amdocs, Ltd.	1,312	129,691
Cloudflare, Inc., Class A(1)	5,574	364,372
Cognizant Technology Solutions Corp., Class A	2,334	152,363
EPAM Systems, Inc.(1)	1,095	246,101

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Gartner, Inc.(1)	1,505	$ 527,217
International Business Machines Corp.	17,722	2,371,381
MongoDB, Inc.(1)	1,204	494,832
Okta, Inc.(1)	2,859	198,272
Snowflake, Inc., Class A(1)	5,425	954,691
Twilio, Inc., Class A(1)	3,329	211,791
VeriSign, Inc.(1)	1,908	431,151
		$ 10,283,174
Leisure Products — 0.1%
Brunswick Corp.	1,515	$131,259
Hasbro, Inc.	2,401	155,513
Mattel, Inc.(1)	4,942	96,567
		$383,339
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	6,858	$824,674
Avantor, Inc.(1)	7,382	151,626
Bio-Techne Corp.	3,820	311,827
Bruker Corp.	2,462	181,991
Charles River Laboratories International, Inc.(1)	846	177,871
Danaher Corp.	14,414	3,459,360
Illumina, Inc.(1)	733	137,430
IQVIA Holdings, Inc.(1)	4,265	958,644
Medpace Holdings, Inc.(1)	574	137,858
Mettler-Toledo International, Inc.(1)	475	623,029
Repligen Corp.(1)	1,210	171,167
Revvity, Inc.	424	50,367
Syneos Health, Inc.(1)	561	23,641
Thermo Fisher Scientific, Inc.	8,050	4,200,087
Waters Corp.(1)	1,403	373,956
West Pharmaceutical Services, Inc.	1,722	658,613
		$12,442,141
Machinery — 2.3%
AGCO Corp.	245	$32,198
Allison Transmission Holdings, Inc.	485	27,383
Caterpillar, Inc.	4,903	1,206,383
Chart Industries, Inc.(1)(3)	615	98,271
Deere & Co.	3,964	1,606,173
Donaldson Co., Inc.	2,255	140,960
Dover Corp.	1,928	284,669
Esab Corp.	1,000	66,540
Fortive Corp.	4,714	352,466
Franklin Electric Co., Inc.	919	94,565
Graco, Inc.	4,337	374,500
Security	Shares	Value
Machinery (continued)
IDEX Corp.	1,703	$ 366,588
Illinois Tool Works, Inc.	6,908	1,728,105
Ingersoll Rand, Inc.	9,881	645,822
ITT, Inc.	300	27,963
Lincoln Electric Holdings, Inc.	1,346	267,356
Middleby Corp. (The)(1)	458	67,706
Mueller Industries, Inc.	213	18,591
Nordson Corp.	1,194	296,327
Otis Worldwide Corp.	9,021	802,959
PACCAR, Inc.	775	64,829
Parker-Hannifin Corp.	2,558	997,722
Pentair PLC	2,784	179,846
Snap-on, Inc.	475	136,890
SPX Technologies, Inc.(1)	1,118	94,997
Timken Co. (The)	340	31,120
Toro Co. (The)	2,775	282,079
Watts Water Technologies, Inc., Class A	407	74,778
Westinghouse Air Brake Technologies Corp.	1,234	135,333
Xylem, Inc.	4,817	542,491
		$11,045,610
Media — 0.6%
Cable One, Inc.	57	$37,453
Charter Communications, Inc., Class A(1)	537	197,278
Comcast Corp., Class A	39,812	1,654,188
Interpublic Group of Cos., Inc. (The)	705	27,199
Liberty Broadband Corp., Class C(1)	2,291	183,532
New York Times Co. (The), Class A	2,068	81,438
Sirius XM Holdings, Inc.(3)	5,224	23,665
Trade Desk, Inc. (The), Class A(1)	8,594	663,629
		$2,868,382
Metals & Mining — 0.2%
ATI, Inc.(1)	3,159	$139,723
Nucor Corp.	3,178	521,128
Reliance Steel & Aluminum Co.	300	81,477
Steel Dynamics, Inc.	1,694	184,527
		$926,855
Multi-Utilities — 0.0%(2)
Ameren Corp.	250	$20,418
CMS Energy Corp.	939	55,166
Dominion Energy, Inc.	2,693	139,471
WEC Energy Group, Inc.	306	27,001
		$242,056

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,281	$ 96,049
		$ 96,049
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	2,600	$ 138,268
Southwest Airlines Co.	3,260	118,045
		$ 256,313
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	2,380	$ 87,108
Coty, Inc., Class A(1)	3,419	42,019
elf Beauty, Inc.(1)	965	110,232
Estee Lauder Cos., Inc. (The), Class A	4,157	816,352
		$1,055,711
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	36,521	$2,335,518
Catalent, Inc.(1)	162	7,024
Eli Lilly & Co.	16,321	7,654,222
Jazz Pharmaceuticals PLC(1)	1,001	124,094
Merck & Co., Inc.	40,712	4,697,758
Royalty Pharma PLC, Class A	8,582	263,811
Zoetis, Inc.	10,560	1,818,538
		$16,900,965
Professional Services — 1.2%
Alight, Inc., Class A(1)	2,650	$24,486
Automatic Data Processing, Inc.	5,466	1,201,372
Booz Allen Hamilton Holding Corp.	2,651	295,852
Broadridge Financial Solutions, Inc.	1,985	328,776
Ceridian HCM Holding, Inc.(1)	2,634	176,399
CoStar Group, Inc.(1)	8,221	731,669
Dun & Bradstreet Holdings, Inc.	644	7,451
Equifax, Inc.	2,566	603,780
ExlService Holdings, Inc.(1)	590	89,125
Exponent, Inc.	782	72,976
FTI Consulting, Inc.(1)	538	102,328
Genpact, Ltd.	1,702	63,944
Insperity, Inc.	510	60,670
Maximus, Inc.	640	54,086
Paychex, Inc.	4,486	501,849
Paycom Software, Inc.	923	296,504
Paylocity Holding Corp.(1)	886	163,494
Robert Half International, Inc.	652	49,043
Science Applications International Corp.	290	32,619
SS&C Technologies Holdings, Inc.	2,502	151,621
Security	Shares	Value
Professional Services (continued)
TransUnion	3,919	$ 306,975
TriNet Group, Inc.(1)	407	38,653
Verisk Analytics, Inc.	2,996	677,186
		$ 6,030,858
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,767	$ 223,325
Zillow Group, Inc., Class C(1)	496	24,929
		$ 248,254
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(1)	31,158	$3,549,208
Allegro MicroSystems, Inc.(1)	1,799	81,207
Analog Devices, Inc.	7,533	1,467,504
Applied Materials, Inc.	16,321	2,359,037
Broadcom, Inc.	7,896	6,849,227
Cirrus Logic, Inc.(1)	1,246	100,939
Diodes, Inc.(1)	753	69,645
Enphase Energy, Inc.(1)	2,598	435,113
Entegris, Inc.	2,984	330,687
First Solar, Inc.(1)	1,968	374,097
Intel Corp.	6,830	228,395
KLA Corp.	2,672	1,295,974
Lam Research Corp.	2,605	1,674,650
Lattice Semiconductor Corp.(1)	2,826	271,494
Marvell Technology, Inc.	16,667	996,353
Microchip Technology, Inc.	10,423	933,797
Micron Technology, Inc.	20,494	1,293,376
MKS Instruments, Inc.	934	100,965
Monolithic Power Systems, Inc.	874	472,161
NVIDIA Corp.	43,070	18,219,472
ON Semiconductor Corp.(1)	8,495	803,457
Power Integrations, Inc.	1,263	119,568
Qorvo, Inc.(1)	1,680	171,410
QUALCOMM, Inc.	21,706	2,583,882
Rambus, Inc.(1)	2,137	137,131
Silicon Laboratories, Inc.(1)	721	113,731
Skyworks Solutions, Inc.	2,567	284,141
SolarEdge Technologies, Inc.(1)	1,048	281,965
Teradyne, Inc.	3,089	343,898
Texas Instruments, Inc.	17,688	3,184,194
Universal Display Corp.	686	98,873
Wolfspeed, Inc.(1)(3)	600	33,354
		$49,258,905

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software — 15.2%
Adobe, Inc.(1)	8,773	$ 4,289,909
Altair Engineering, Inc., Class A(1)	850	64,464
ANSYS, Inc.(1)	1,655	546,597
Appfolio, Inc., Class A(1)	332	57,150
AppLovin Corp., Class A(1)	2,467	63,476
Atlassian Corp., Class A(1)	981	164,622
Autodesk, Inc.(1)	4,183	855,884
BILL Holdings, Inc.(1)	1,997	233,349
Black Knight, Inc.(1)	1,619	96,703
Box, Inc., Class A(1)	2,766	81,265
Cadence Design Systems, Inc.(1)	5,268	1,235,451
Confluent, Inc., Class A(1)	2,472	87,286
CrowdStrike Holdings, Inc., Class A(1)	4,339	637,269
Datadog, Inc., Class A(1)	5,123	504,001
DocuSign, Inc.(1)	3,812	194,755
Dolby Laboratories, Inc., Class A	335	28,033
Dropbox, Inc., Class A(1)	4,130	110,147
Dynatrace, Inc.(1)	3,723	191,623
Elastic NV(1)	1,166	74,764
Fair Isaac Corp.(1)	467	377,901
Five9, Inc.(1)	1,549	127,715
Fortinet, Inc.(1)	12,707	960,522
Guidewire Software, Inc.(1)	464	35,301
HashiCorp, Inc., Class A(1)	2,220	58,120
HubSpot, Inc.(1)	915	486,862
Intuit, Inc.	5,310	2,432,989
Manhattan Associates, Inc.(1)	1,068	213,472
Microsoft Corp.	129,563	44,121,384
New Relic, Inc.(1)	640	41,882
Oracle Corp.	29,775	3,545,905
Palo Alto Networks, Inc.(1)	5,735	1,465,350
PTC, Inc.(1)	1,987	282,750
Qualys, Inc.(1)	765	98,815
Roper Technologies, Inc.	1,457	700,526
Salesforce, Inc.(1)	18,102	3,824,229
ServiceNow, Inc.(1)	3,954	2,222,029
Smartsheet, Inc., Class A(1)	1,600	61,216
Splunk, Inc.(1)	1,781	188,946
SPS Commerce, Inc.(1)	717	137,707
Synopsys, Inc.(1)	2,951	1,284,895
Tenable Holdings, Inc.(1)	2,200	95,810
Teradata Corp.(1)	1,973	105,378
Tyler Technologies, Inc.(1)	750	312,352
VMware, Inc., Class A(1)	4,009	576,053
Workday, Inc., Class A(1)	3,694	834,438
Workiva, Inc.(1)	619	62,928
Security	Shares	Value
Software (continued)
Zoom Video Communications, Inc., Class A(1)	4,367	$ 296,432
Zscaler, Inc.(1)	1,648	241,102
		$ 74,709,757
Specialty Retail — 2.9%
AutoZone, Inc.(1)	342	$ 852,729
Bath & Body Works, Inc.	1,230	46,125
Burlington Stores, Inc.(1)	1,216	191,386
Carvana Co.(1)	2,357	61,093
Chewy, Inc., Class A(1)	1,490	58,810
Dick's Sporting Goods, Inc.	891	117,781
Five Below, Inc.(1)	1,054	207,153
Floor & Decor Holdings, Inc., Class A(1)	1,963	204,074
GameStop Corp., Class A(1)	592	14,356
Home Depot, Inc. (The)	18,335	5,695,584
Lowe's Cos., Inc.	10,960	2,473,672
O'Reilly Automotive, Inc.(1)	1,123	1,072,802
RH(1)(3)	171	56,360
Ross Stores, Inc.	5,089	570,630
TJX Cos., Inc. (The)	18,823	1,596,002
Tractor Supply Co.	2,110	466,521
Ulta Beauty, Inc.(1)	868	408,477
Williams-Sonoma, Inc.	289	36,166
		$14,129,721
Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc.	277,423	$53,811,739
Pure Storage, Inc., Class A(1)	5,654	208,180
Seagate Technology Holdings PLC	4,037	249,769
Western Digital Corp.(1)	2,279	86,443
		$54,356,131
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	88	$6,797
Crocs, Inc.(1)	1,131	127,170
Deckers Outdoor Corp.(1)	486	256,443
lululemon Athletica, Inc.(1)	2,126	804,691
NIKE, Inc., Class B	22,180	2,448,007
PVH Corp.	590	50,132
Skechers USA, Inc., Class A(1)	997	52,502
Tapestry, Inc.	708	30,302
VF Corp.	6,937	132,427
		$3,908,471
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	718	$103,988

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(1)	1,000	$ 31,340
Fastenal Co.	10,163	599,515
GATX Corp.	340	43,772
MSC Industrial Direct Co., Inc., Class A	275	26,202
SiteOne Landscape Supply, Inc.(1)	686	114,809
United Rentals, Inc.	757	337,145
Univar Solutions, Inc.(1)	1,711	61,322
W.W. Grainger, Inc.	833	656,896
		$1,974,989
Water Utilities — 0.1%
American Water Works Co., Inc.	1,398	$199,564
Essential Utilities, Inc.	2,925	116,737
		$316,301
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	11,010	$1,529,289
		$1,529,289
Total Common Stocks (identified cost $337,358,452)		$488,332,018

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	889,115	$ 889,115
Total Affiliated Fund (identified cost $889,115)		$ 889,115
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	147,714	$ 147,714
Total Securities Lending Collateral (identified cost $147,714)		$ 147,714
Total Short-Term Investments (identified cost $1,036,829)		$ 1,036,829
Total Investments — 99.9% (identified cost $338,396,447)		$489,370,013
Other Assets, Less Liabilities — 0.1%		$ 635,260
Net Assets — 100.0%		$490,005,273

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $629,941 and the total market value of the collateral received by the Fund was $652,867, comprised of cash of $147,714 and U.S. government and/or agencies securities of $505,153.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $889,115, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,086,317	$67,828,081	$(68,025,283)	$ —	$ —	$889,115	$26,846	889,115

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$488,332,018(2)	$ —	$ —	$488,332,018
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	889,115	—	—	889,115
Securities Lending Collateral	147,714	—	—	147,714
Total Investments	$489,368,847	$ —	$1,166	$489,370,013

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.